Retirement Plans and Post-Retirement Benefits (Obligations in Excess of Fair Value of Plan Assets) (Details) - USD ($) $ in Millions	Nov. 03, 2019	Nov. 04, 2018
Pension Plan
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligations	$ 92	$ 551
Accumulated benefit obligations	80	546
Fair value of plan assets	32	528
Other Post-Retirement Benefits Plan
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligations	0	0
Accumulated benefit obligations	16	14
Fair value of plan assets	$ 0	$ 0